Supplementary Oil and Gas Information - (Unaudited) - Costs Incurred (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Costs Incurred Oil And Gas Property Acquisition Exploration And Development Activities [line items]
Proved oil and gas properties - acquisitions	$ 1	$ 6
Proved oil and gas properties - dispositions	(14)	(116)
Unproved oil and gas properties	2	3
Exploration costs		2
Development costs	165	184
Joint venture, carried capital		(50)
Capital expenditures	154	29
Corporate acquisitions	0	0
Total expenditures	$ 154	$ 29